Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,937	$ 1,997	$ 2,351
Post-employment benefits	129	88	288
Other long-term benefits	10	14	36
Share based payment	11,425	12,015	16,930
Legal and professional	84	84	84
Total	13,585	14,198	$ 19,689
Balance Outstanding
Employee related payables	589	552
Accrued expenses	$ 75	$ 78